Equity Accounted Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Equity Accounted Investments
23.	Equity Accounted Investments

In June 2013, Teekay Offshore completed the acquisition from Teekay of its 50% interest in a FPSO unit, the Cidade de Itajai (or Itajai), The Itajai FPSO has been operating on the Baúna and Piracaba (previously named Tiro and Sidon) fields in the Santos Basin offshore Brazil since February 2013 under a nine-year fixed-rate time-charter contract, plus extension options, with Petrobras. The remaining 50% interest in the Itajai FPSO unit is owned by Brazilian-based Odebrecht Oil & Gas S.A. (a member of the Odebrecht group) (or Odebrecht).

In February 2013, Teekay LNG entered into a joint venture agreement with Exmar to own and charter-in LPG carriers with a primary focus on the mid-size gas carrier segment. Exmar LPG BVBA, took economic effect as of November 1, 2012 and, as of December 31, 2013, included 23 owned LPG carriers (including 12 newbuilding carriers scheduled for delivery between 2014 and 2018) and five chartered-in LPG carriers. Teekay LNG and Exmar each have a 50% economic interest in Exmar LPG BVBA. Since control of the Exmar LPG BVBA is shared jointly between Exmar and Teekay LNG, Teekay LNG accounts for its investment in the Exmar LPG BVBA using the equity method (see note 3b).

In February 2012, the Teekay LNG-Marubeni Joint Venture acquired a 100% interest in the six LNG Carriers from Denmark-based A.P. Moller-Maersk A/S for approximately $1.3 billion. Teekay LNG and Marubeni Corporation (or Marubeni) have 52% and 48% economic interests, respectively, but share control of Teekay LNG-Marubeni Joint Venture. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and Teekay LNG, Teekay LNG accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method (see note 3c).

Teekay LNG has a 33% ownership interest in four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The Angola LNG Carriers are chartered at fixed rates to the Angola LNG Project. The Wah Kwong Joint Venture is a joint venture arrangement between Teekay Tankers and Wah Kwong whereby Teekay Tankers holds a 50% interest. SkaugenPetrotrans Joint Venture is a joint venture arrangement between Teekay and I.M. Skaugen Marine Services Pte Ltd. whereby Teekay holds a 50% interest. Teekay has a joint venture interest of 49% in Remora AS (or Remora) a Norway-based offshore marine technology company, from which Teekay Offshore acquired a 2010-built HiLoad Dynamic Positioning (or DP) unit. The RasGas 3 Joint Venture is a joint venture arrangement between Teekay LNG and QGTC 3 whereby Teekay LNG holds a 40% interest. The RasGas 3 Joint Venture owns four LNG carriers and related long-term fixed-rate time-charters to service the expansion of a LNG project in Qatar. Teekay LNG has a 50% interest in a joint venture with Exmar (or the Excalibur and Excelsior Joint Ventures) which owns two LNG carriers that are chartered out under long term contracts.

In November 2011, Teekay acquired a 40% interest in a recapitalized Sevan for approximately $25 million (see Note 3a). Sevan owns (i) two partially-completed hulls available for upgrade to FPSOs or other offshore projects; (ii) a licensing agreement with ENI SpA; (iii) an engineering and offshore project development business; and (iv) intellectual property rights, including offshore unit design patents. As at November 30, 2011, the fair value of the Company’s interest in Sevan was determined to be $37.1 million. The difference between the fair value of the Company’s 40% interest in Sevan and the price paid has been recognized as a bargain purchase gain in the Company’s consolidated statements of income (loss). As of December 31, 2013, the aggregate value of the Company’s 43% interest (43% interest —December 31, 2012) in Sevan, based on the quoted market price of Sevan’s common stock on the Oslo Stock Exchange was $94.3 million ($83.1 million – December 31, 2012).

A condensed summary of the Company’s investments in and advances to equity accounted investments are as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity Accounted Investments	Ownership Percentage	2013 $	2012 $
Teekay LNG-Marubeni Joint Venture (note 3b)	52%	228,183	183,724
RasGas 3 Joint Venture	40%	125,648	107,386
Exmar Joint Venture	50%	86,387	82,737
Exmar LPG Joint Venture	50%	82,576	—
Angola Joint Venture (note 3a)	33%	54,168	28,699
Tiro and Sidon Joint Venture	50%	52,118	30,024
Sevan Marine Equity Investment	43%	40,740	39,223
Other	33% - 50%	20,489	8,250

Total		690,309	480,043

	Ownership Percentage	As at December 31,
Loans to Equity Accounted Investees		2013	2012
Sevan Marine Equity Investment	43%	—	133,000
Exmar LPG Joint Venture	50%	82,068	—
Tiro and Sidon Joint Venture	50%	12,781	18,121
SkaugenPetroTrans Joint Venture	50%	16,079	9,500
Other	33% - 52%	29,844	22,233

Total (1)		140,772	182,854

(1)	The Company also has loans to joint venture partners of $28.5 million as at December 31, 2013 (2012—$24.0 million).

A condensed summary of the Company’s financial information for equity accounted investments (33% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2013(1)	2012(2)(3)
Cash and restricted cash	323,065	229,963
Other assets - current	168,537	125,152
Vessels and equipment	2,598,690	2,114,435
Net investment in direct financing leases	1,907,458	1,938,011
Other assets - non-current	310,649	228,887

Current portion of long-term debt	500,831	1,106,706
Other liabilities - current	217,511	193,785
Long-term debt	2,807,153	1,911,419
Other liabilities - non-current	422,482	469,220

	Year ended December 31,
	2013(1)	2012(2)(3)	2011(3)
Revenues	940,187	659,030	303,607
Income from vessel operations	327,748	241,702	118,408
Realized and unrealized loss on derivative instruments	16,334	(56,307)	(127,230)
Net income (loss)	287,628	120,395	(48,996)

(1)	The results included for the Exmar LPG BVBA are from the date of acquisition in February 2013.
(2)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers which were acquired in February 2012.
(3)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.

For the year ended December 31, 2013, the Company recorded equity income (loss) of $136.5 million (2012—$79.2 million and 2011—$(35.3) million). The income or loss was primarily comprised of the Company’s share of net income (loss) from the Teekay LNG-Marubeni Joint Venture, Angola LNG Project, the RasGas 3 Joint Venture, Sevan, Exmar Joint Venture, Exmar LPG BVBA, and from the interest in the Itajai. For the year ended December 31, 2013, $31.2 million of the equity gain related to the Company’s share of unrealized gain (loss) on interest rate swaps associated with these projects (2012—$5.3 million and 2011—$(35.2) million).